Feb. 28, 2025
Equity Portfolios - Advisor Classes | Equity Income Portfolio
Equity Income Portfolio
Investment Objective
A high level of current income and long-term growth of capital consistent with reasonable risk to principal.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Equity Portfolios - Advisor Classes Equity Income Portfolio Equity Income Portfolio
Management Fees	0.55%
Other Expenses (as a percentage of Assets):	0.58%	[1]
Total Annual Portfolio Operating Expenses	1.13%
Fee Waivers and Expense Reimbursements	0.28%	[1]
Net Expenses	0.85%
[1]	Glenmede Investment Management LP (the “Advisor”) has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.85% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2026 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2026 without the approval of The Glenmede Fund, Inc.’s (the “Fund”) Board of Directors (the “Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Equity Portfolios - Advisor Classes | Equity Income Portfolio | Equity Income Portfolio | USD ($)	87	331	595	1,350

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in income-producing equity securities, such as common and preferred stocks. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should the issuer be liquidated. The Portfolio primarily invests in U.S. large cap companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in either the Russell 1000® Index or the S&P 900® Index, and that have a dividend yield above the S&P 500® Index at the time of purchase. Additional consideration is given to the expected future growth rate of such dividends. As of December 31, 2024, the market capitalization of the companies in the Russell 1000® Index was between approximately $355 million and $3.8 trillion. As of December 31, 2024, the market capitalization of the companies in the S&P 900® Index was between approximately $6 billion and $3.8 trillion.
The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities using such variables as return of capital, dividend growth, payout ratio and earnings trends, and then applies fundamental research to select which securities to buy and sell for this Portfolio. The Advisor considers material environmental, social, and governance (ESG) criteria in the context of long-term investor decision making.

Principal Investment Risks
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Equity Income Portfolio

During the periods shown in the bar chart, the highest quarterly return was 18.45% (for the quarter ended June 30, 2020) and the lowest quarterly return was -22.42% (for the quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Returns - Equity Portfolios - Advisor Classes - Equity Income Portfolio		Past 1 Year	Past 5 Years	Since Inception
Equity Income Portfolio		9.31%	8.77%	9.76%
Return After Taxes on Distributions | Equity Income Portfolio		7.06%	7.30%	8.58%
Return After Taxes on Distributions and Sale of Fund Shares | Equity Income Portfolio	[1]	7.17%	6.80%	7.76%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02%	14.53%	14.59%
Russell 1000® Value Index	[2]	14.37%	8.68%	8.89%
Morningstar Large Value Average	[3]	14.28%	9.20%	9.45%
[1]	In certain cases, the Return After Taxes on Distribution and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
[2]	The Russell 1000® Value Index is provided so that investors may compare the performance of the Portfolio to another well-known index for large cap stocks.
[3]	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.